Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 9. SHARE-BASED COMPENSATION

We account for our stock-based compensation in accordance with ASC standards on Share-based Payments. The standards apply to transactions in which an entity exchanges its equity instruments for goods or services and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. Under the ASC standards, we are required to follow a fair value approach using an option-pricing model, such as the Black-Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option.

In September 2010, the Company adopted its 2010 Long-Term Incentive Compensation Plan (the “Incentive Plan”), which provides for equity incentives to be granted to employees, officers or directors of the Company, as well as key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 5,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan.

Common Stock Options

The company did not grant any stock options during the nine months ended September 30, 2011.

We recorded share-based compensation expense of $345 thousand related to stock options for which the requisite service period elapsed during the nine months ended September 30, 2011. These expenses are included in our selling, general and administrative expenses. No option exercises occurred during the nine months ended September 30, 2011.

As of September 30, 2011, there was $645 thousand of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over a weighted-average period of .99 years. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We are required to issue new shares of common stock upon the exercise of the stock options by such holder(s).

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards.

The following is a summary of stock option activity during the nine months ended September 30, 2011.

	Number of Shares	Weighted average Exercise Price	Aggregate Intrinsic Value* ($000’s)
Outstanding — Beginning of Period	7,076,500	$5.95	$—
Granted	—	—	—
Exercised	—	—	—
Cancelled	300,000	1.41	—

Outstanding — End of Period	6,776,500	$6.77	$—

Exercisable — End of Period	6,067,328	$7.35	$—

*	The Aggregate Intrinsic Value was calculated using the September 30, 2011stock price of $0.72.

The following is a summary of stock options outstanding at September 30, 2011:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Number of Exercisable Options
$0.97	100,000	7.68	66,666
$1.41	200,000	8.21	100,000
$1.96	1,725,000	7.91	1,149,997
$5.00	3,247,000	5.63	3,247,000
$7.50	33,333	6.01	33,333
$10.00	243,333	6.16	243,333
$10.12	2,500	7.03	1,666
$12.00	6,500	6.24	6,500
$13.66	3,000	6.76	3,000
$17.76	40,000	6.37	40,000
$18.00	16,667	6.45	16,667
$18.91	1,099,167	6.38	1,099,166
$19.75	13,333	6.55	13,333
$20.64	25,000	6.69	25,000
$22.75	21,667	6.62	21,667

	6,776,500		6,067,328

Share Awards

During the nine months ended September 30, 2011, we granted 28,090 shares of common stock to the nonemployee members of the Board of Directors as payment for their fees for the first quarter of 2011 in lieu of receiving cash for their fees. These common shares vest immediately and were valued at weighted average of $0.89 per share, based on the quoted market value of the stock on the date of the grant. We recognized $25 thousand of expense in our selling, general, and administrative expenses as of September 30, 2011, related to these shares. These shares were not issued as of September 30, 2011 but are included in weighted average basic shares outstanding as of September 30, 2011. At September 30, 2011, there were 198,690 shares owed to the non-employee members of the Board of Directors that were not issued but are included in weighted average basic shares outstanding as of September 30, 2011.

NOTE 11. STOCK-BASED COMPENSATION

We account for our stock-based compensation in accordance with ASC standards on Share-based Payments. The standards apply to transactions in which an entity exchanges its equity instruments for goods or services and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. Under the ASC standards, we are required to follow a fair value approach using an option-pricing model, such as the Black-Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option.

Common Stock Options

The company did not grant any stock options during the year ended December 31, 2010.

During June 2009, as compensation for joining the Board, 100,000 shares of stock options were granted to a Board Member at a strike price of $.97 with an estimated fair value of $.52 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning with the date of grant.

During August 2009 the Board of Directors authorized the issuance of 1,961,000 shares of stock options to current employees. The options were issued at an exercise price of $1.96 with an estimated fair value of $1.13 per share. The options have a life of 10 years and vest in equal amounts over a three year period beginning with the date of grant.

During August 2009, as compensation for continued service on the Board, 100,000 shares of stock options were granted to a Board Member at a strike price of $1.96 with an estimated fair value of $1.13 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning with the date of grant.

During December 2009 the Board of Directors authorized the grant of 500,000 shares of stock options to current employees. The options have a strike price of $1.41, an estimated fair value of $0.82 per share and a term of 10 years. Of these options, 100,000 vest after 1 year of service and 400,000 vest upon performance conditions being met.

In September 2010, the Company adopted its 2010 Long-Term Incentive Compensation Plan (the “Incentive Plan”), which provides for equity incentives to be granted to employees, officers or directors of the Company, as well as key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less that the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 5,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan.

We recorded share-based compensation expense of $1.6 million and $702 thousand during the years ended December 31, 2010 and 2009, respectively. These expenses are included in our selling, general and administrative expenses.

As of December 31, 2010, there was $1.2 million of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over a weighted-average period of 1.55 years. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We will issue new shares upon the exercise of the stock options.

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards. The weighted average values for options issued for the year ended December 31, 2009 was as follows:

2009
Number of options issued	2,661,000
Weighted average stock price	$1.81
Weighted average exercise price	$1.52
Weighted average expected life of options (a)	5.00
Weighted average expected volatility (b)	67.2%
Weighted average risk-free interest rate	2.4%
Expected annual dividend per share	—
Weighted average fair value of each option	$1.05

(a)	As determined by the simplified method under Staff Accounting Bulletin 107. The options have a life of ten years.
(b)	The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses.

The following is a summary of stock option activity during the years ended December 31, 2010 and 2009.

	2010			2009
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value*	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value*
Outstanding — Beginning of Year	7,399,832	$5.93	$—	5,629,500	$9.88	$—
Granted	—	$—	—	2,661,000	$1.52	97,000
Exercised	—	$—	—	—	$—	—
Cancelled	(323,332)	$9.28	—	(890,668)	$14.40	—
Outstanding — End of Year	7,076,500	$5.95	—	7,399,832	$5.93	97,000

Exercisable — End of Year	5,257,497	$7.65	—	4,499,663	$8.38	—

*	The Aggregate Intrinsic Value was calculated using the December 31, 2010 and 2009 stock price of $0.81 and $1.15.

The following is a summary of stock options outstanding at December 31, 2010 :

Exercise Price	Number of Options Outstanding	Number of Exercisable Options	Weighted Average Remaining Contractual Life (Years)
$0.97	100,000	33,333	8.68
$1.41	500,000	—	9.21
$1.96	1,725,000	574,999	8.91
$5.00	3,247,000	3,247,000	6.63
$7.50	33,333	33,333	7.01
$10.00	243,333	243,333	7.16
$10.12	2,500	1,666	8.03
$12.00	6,500	6,500	7.24
$13.66	3,000	3,000	7.76
$17.76	40,000	40,000	7.37
$18.00	16,667	16,667	7.45
$18.91	1,099,167	997,666	7.38
$19.75	13,333	13,333	7.55
$20.64	25,000	25,000	7.69
$22.75	21,667	21,667	7.32

Share Awards

During the year ended December 31, 2010, we granted 170,600 shares of common stock to the nonemployee Board of Directors as payment for their fees for the years 2010 and 2009 in lieu of receiving cash for their fees. These common shares vest immediately. These shares were valued at weighted average of $1.05 per share, based on the quoted market value of the stock on the date of the grant, and $179 thousand of expense was recognized in our selling, general, and administrative expenses as of December 31, 2010 related to these shares. These shares were not issued as of December 31, 2010 but are included in weighted average basic shares outstanding as of December 31, 2010.

On October 1, 2009, we granted 100,000 shares of restricted common stock to a new executive of the company. These common shares vest at 25,000 after one year of service, 25,000 vest after two years of service, and 50,000 shares vest upon performance conditions being met. These shares were valued at $1.87, based on the quoted market value of the stock on the date of grant. Share-based compensation expense recognized for these shares was $110,382 and $38,309 for the years ended December 31, 2010 and 2009, respectively. The remaining $38,309 will be recognized over the remaining vesting term.

The following is a summary of unvested share awards for the year ended December 31, 2010:

	2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested — Beginning of Year	100,000	$1.87	—	—
Granted	170,600	$1.10	100,000	$1.87
Cancelled	—	—	—	—
Exercised	—	—	—	—
Vested	(195,600)	$1.22	—	—

Unvested — End of Period	75,000	$1.87	100,000	$1.87